Warrants - Schedule of Stock Warrants Activity (Details) (Warrant [Member], USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Warrant [Member]
Warrants, Outstanding, Beginning balance	3,395,833	3,693,971	4,182,261
Warrants, Exercisable, Beginning balance	3,395,833	3,693,971	4,182,261
Warrants, Canceled	(3,395,833)
Warrants, Granted	28,405,782		418,470
Warrants, Exercised
Warrants, Forfeited		(298,138)	(906,760)
Warrants, Outstanding, Ending balance	28,405,782	3,395,833	3,693,971
Warrants, Exercisable, Ending balance	28,405,782	3,395,833	3,693,971
Weighted Average Exercise Price, Outstanding, Beginning	$ 0.450	$ 0.450	$ 0.450
Weighted Average Exercise Price, Exercisable, Beginning	$ 0.450	$ 0.450	$ 0.450
Weighted Average Exercise Price, Canceled
Weighted Average Exercise Price, Granted			$ 0.450
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited			$ 0.450
Weighted Average Exercise Price, Outstanding, Ending	$ 0.653	$ 0.450	$ 0.450
Weighted Average Exercise Price, Exercisable, Ending	$ 0.653	$ 0.450	$ 0.450
Weighted Average Remaining Contractual Terms (Years), Outstanding	4 years 7 months 10 days	5 years 3 months 11 days	4 years 9 months 22 days
Weighted Average Remaining Contractual Terms (Years), Exercisable	4 years 7 months 10 days	5 years 3 months 11 days	4 years 9 months 22 days
Weighted Average Remaining Contractual Terms (Years), Granted			5 years
Aggregate Intrinsic Value, Outstanding, Beginning
Aggregate Intrinsic Value, Exercisable, Beginning
Aggregate Intrinsic Value, Outstanding, Ending
Aggregate Intrinsic Value, Exercisable, Ending